Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 2,151	$ 1,472
Restricted cash	5	5
Short-term investments	0	9
Accounts receivable:
Trade, net	3,392	4,565
Related parties	201	243
Inventories	4,804	4,901
Prepaid expenses and other current assets	1,292	1,022
Total current assets	11,845	12,217
Operating lease assets	1,725	1,946
Property, plant and equipment, net	15,387	14,556
Equity investments	4,295	4,786
Goodwill	1,827	1,875
Intangible assets, net	662	695
Other assets	624	667
Total assets	36,365	36,742
Current liabilities:
Current maturities of long-term debt	432	6
Short-term debt	349	362
Accounts payable:
Trade	3,106	3,460
Related parties	477	831
Accrued liabilities	2,396	2,571
Total current liabilities	6,760	7,230
Long-term debt	10,540	11,246
Operating lease liabilities	1,510	1,649
Other liabilities	1,954	2,295
Deferred income taxes	2,858	2,334
Commitments and contingencies
Redeemable non-controlling interests	114	116
Shareholders’ equity:
Ordinary shares, €0.04 par value, 1,275 million shares authorized, 325,723,567 and 329,536,389 shares outstanding, respectively	19	19
Additional paid-in capital	6,119	6,044
Retained earnings	9,195	8,563
Accumulated other comprehensive loss	(1,372)	(1,803)
Treasury stock, at cost, 14,698,931 and 10,675,605 ordinary shares, respectively	(1,346)	(965)
Total Company share of shareholders' equity	12,615	11,858
Non-controlling interests	14	14
Total equity	12,629	11,872
Total liabilities, redeemable non-controlling interests and equity	$ 36,365	$ 36,742